Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reserved, Issued and Authorized Common Stock
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2015.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	9,011,692
Director plans	825,868
Stock plans (1)	414,005,566
Convertible securities and warrants	100,652,100
Total shares reserved	524,495,226
Shares issued	5,481,811,474
Shares not reserved or issued	2,993,693,300
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k) profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit
Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2015	2014	2013
RSRs	$675	639	568
Performance shares	169	219	157
Total stock incentive compensation expense	$844	858	725
Related recognized tax benefit	$318	324	273

Summary of RSRs and Restricted Share Awards
A summary of the status of our RSRs and restricted share awards at December 31, 2015, and changes during 2015 is presented in Table 19.3.

Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2015	53,572,149	$36.46
Granted	13,363,597	55.34
Vested	(25,712,018)	37.39
Canceled or forfeited	(588,936)	41.98
Nonvested at December 31, 2015	40,634,792	42.00

Summary of Performance Awards
A summary of the status of our PSAs at December 31, 2015, and changes during 2015 is in Table 19.4, based on the performance adjustments recognized as of December 2015.

Table 19.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2015	9,294,768	$36.87
Granted	3,530,859	45.52
Vested	(5,399,517)	37.75
Nonvested at December 31, 2015	7,426,110	40.34

Stock Option Activity and Related Information
Table 19.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

Table 19.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2014	97,663,200	$43.40
Canceled or forfeited	(2,258,720)	238.54
Exercised	(20,084,720)	30.63
Options exercisable and outstanding as of December 31, 2015	75,319,760	40.96	2.0	$1,956
Director awards
Options outstanding as of December 31, 2014	391,547	32.07
Exercised	(84,657)	30.95
Options exercisable and outstanding as of December 31, 2015	306,890	32.37	1.5	7

Summary of weighted-average per share fair value of options granted and the assumptions used
Table 19.6 presents the weighted-average per share fair value of options granted and the assumptions used based on a Black-Scholes option valuation model. All of the options granted in 2013 resulted from the reload feature.
Table 19.6: Weighted-Average Per Share Fair Value of Options Granted

	Year ended December 31,
	2015	2014	2013
Per share fair value of options granted	$—	—	1.58
Expected volatility	—%	—	18.3
Expected dividends	$—	—	0.93
Expected term (in years)	—	—	0.5
Risk-free interest rate	—%	—	0.1

Employee Stock Ownership Plan
Table 19.7 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 19.7: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2015	2014	2013
Allocated shares (common)	137,418,176	136,801,782	137,354,139
Unreleased shares (preferred)	1,252,386	1,251,287	1,105,664
Fair value of unreleased ESOP preferred shares	$1,252	1,251	1,105

	Dividends paid
	Year ended December 31,
	2015	2014	2013
Allocated shares (common)	$201	186	159
Unreleased shares (preferred)	143	152	132